Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2020	May 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule Showing the Future Minimum Lease Payments

The following is a schedule showing the future minimum lease payments under operating leases by fiscal years and the present value of the minimum payments as of August 31, 2020.

2021	$126,395
2022	$147,278
2023	$151,832
2024	$133,900
2025	$90,017
Total Operating Lease Obligations	$649,422
Less: Amount representing interest	$(207,436)
Present Value of minimum lease payments	$441,986

The following is a schedule showing the future minimum lease payments under operating leases by years and the present value of the minimum payments as of May 31, 2020.

2020	$174,728
2021	$141,278
2022	$145,832
2023	$127,900
2024	$84,017
Total Operating Lease Obligations	$673,755
Less: Amount representing interest	$(184,977)
Present Value of minimum lease payments	$488,778